12. FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non current financial assets at fair value through profit and loss	$ 150	$ 742
Current financial assets at fair value through profit and loss	14,613	4,188
Shares
Disclosure of financial assets [line items]
Non current financial assets at fair value through profit and loss	150	150
Government securities
Disclosure of financial assets [line items]
Non current financial assets at fair value through profit and loss	0	592
Current financial assets at fair value through profit and loss	5,024	984
Corporate securities
Disclosure of financial assets [line items]
Current financial assets at fair value through profit and loss	0	12
Investment funds
Disclosure of financial assets [line items]
Current financial assets at fair value through profit and loss	9,589	3,189
Other
Disclosure of financial assets [line items]
Current financial assets at fair value through profit and loss	$ 0	$ 3